Lease obligationst (Tables)	12 Months Ended
Jun. 30, 2022
schedule Of carrying amounts of lease obligations for right-of-use assets
	Camp Lease	Property Lease	Total Obligations
	$	$	$
As at June 30, 2020	16,018	-	16,018
Lease payments	(6,367)	-	(6,367)
Finance costs	1,317	-	1,317
Foreign exchange adjustments	131	-	131
As at June 30, 2021	11,099	-	11,099
Additions	-	389,049	389,049
Lease payments	(6,027)	(47,252)	(53,279)
Finance costs	900	11,080	11,980
Foreign exchange adjustments	(318)	(8,713)	(9,031)
As at June 30, 2022	5,654	344,164	349,818

Schedule Of lease obligations included in the consolidated statements of financial position
	Camp Lease	Property Lease	Total Obligations
	$	$	$
Current portion of lease obligations	5,654	46,071	51,725
Long-term lease obligations	-	298,093	298,093
As at June 30, 2022	5,654	344,164	349,818

Schedule Of Future minimum lease payments
	Camp Lease	Property Lease	Total Obligations
	$	$	$
Within 12 months	5,890	46,071	51,961
Between 13 and 24 months	-	46,071	46,071
Between 25 and 36 months	-	46,071	46,071
Between 37 and 48 months	-	46,071	46,071
Between 49 and 60 months	-	46,071	46,071
Over 60 months	-	2,027,124	2,027,124
Total undiscounted lease obligations	5,890	2,257,479	2,263,369